BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Details) $ in Thousands	Dec. 31, 2022 USD ($)
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Goodwill expected to be deductible for income tax purposes	$ 0
Exchangeable Shares
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Exchangeable stock exchange ratio	1